Costs and ExpensesBy Nature (Details) - Schedule of depreciation comprises - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Costs and ExpensesBy Nature (Details) - Schedule of depreciation comprises [Line Items]
Property, plant and equipment (Note 16.2)	S/ 64,840	S/ 71,911	S/ 72,038
Right-of-use assets (Note 16.3)	18,332	11,801	22,958
Investment property (Note 16.1)	4,316	2,413	2,356
Total	87,488	86,125	97,352
Cost of goods and services [Member]
Costs and ExpensesBy Nature (Details) - Schedule of depreciation comprises [Line Items]
Property, plant and equipment (Note 16.2)	60,230	66,479	70,368
Right-of-use assets (Note 16.3)	17,517	10,840	22,721
Investment property (Note 16.1)	4,316	2,413	2,356
Total	82,063	79,732	95,445
Administrative expenses [Member]
Costs and ExpensesBy Nature (Details) - Schedule of depreciation comprises [Line Items]
Property, plant and equipment (Note 16.2)	4,610	5,432	1,670
Right-of-use assets (Note 16.3)	815	961	237
Total	S/ 5,425	S/ 6,393	S/ 1,907